Document and Entity Information	Jun. 08, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 08, 2022
Entity Registrant Name	Dynamics Special Purpose Corp.
Entity Incorporation State Country Code	DE
Entity File Number	333-262707
Entity Tax Identification Number	86-2437900
Entity Address, Address Line One	2 Corporate Drive
Entity Address, Address Line Two	First Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	382-3281
Entity Information, Former Legal or Registered Name	Dynamics Special Purpose Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SNTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001854270
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2875 El Camino Real
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94061